Property, plant and equipment, intangible assets and goodwill - Summary of Movements in Property, Plant and Equipment (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount at December 31, 2022	€ 134,718
Reversal of impairments		€ 122
Carrying amount at June 30, 2023	156,432
Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Additions	32,158	104,438
Disposals	(992)	(178)
Depreciation and amortization	(10,012)
Accumulated depreciation and amortization of disposals	466
Impairments	(237)	€ (545)
Reversal of impairments	331
Carrying amount at June 30, 2023	156,432
Intangible assets (excl. goodwill)
Reconciliation of changes in property, plant and equipment [abstract]
Additions	0
Disposals	0
Depreciation and amortization	(2,395)
Accumulated depreciation and amortization of disposals	0
Impairments	0
Reversal of impairments	0
Carrying amount at June 30, 2023	11,529
Goodwill
Reconciliation of changes in property, plant and equipment [abstract]
Additions	0
Disposals	0
Depreciation and amortization	0
Accumulated depreciation and amortization of disposals	0
Impairments	0
Reversal of impairments	0
Carrying amount at June 30, 2023	10,724
Carrying amount at December 31, 2022 | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount at December 31, 2022	134,718
Carrying amount at December 31, 2022 | Intangible assets (excl. goodwill)
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount at December 31, 2022	13,924
Carrying amount at December 31, 2022 | Goodwill
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount at December 31, 2022	€ 10,724